Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies

Note 2 Summary of Significant Accounting Policies

At the date of these consolidated financial statements, the IASB and IFRIC have issued the following new and revised standards, amendments and interpretations which were not yet effective during the year ended 31 December 2011.

•         IFRS 9 ‘Financial Instruments: Classification and Measurement’ is a new financial instruments standard effective for annual periods beginning on or after 1 January 2015 that replaces IAS 39 and IFRIC 9 for classification and measurement of financial assets and financial liabilities.

IFRS 10 ‘Consolidated Financial Statements’ is a new standard effective for annual periods beginning on or after 1 January 2013 that replaces consolidation requirements in IAS 27 (as amended in 2008) and SIC-12. The IASB issued a number of new and revised IASs, IFRSs, amendments and related IFRICs which are effective for the Company’s financial year beginning on 1 January 2011. For the purpose of preparing and presenting the consolidated financial statements, the Company has consistently adopted all these new standards for the years ended 31 December 2011 and 2010.

• IFRS 13 ‘Fair Value Measurement’ is a new standard effective for annual periods beginning on or after 1 January 2013 that replaces fair value measurement guidance in other IFRSs.

•         IAS 1 (Amendment) ‘Presentation of Financial Statements’ is effective for annual periods beginning on or after 1 July 2012 and includes amendments regarding Presentation of Items of Other Comprehensive Income.

• IAS 27 (Amendment) ‘Separate Financial Statements’ is effective for annual periods beginning on or after 1 January 2013 that prescribes the accounting and disclosure requirements for investments in subsidiaries, joint ventures and associates when an entity prepares separate financial statements.

The Company has not early adopted these standards, amendments and interpretations and anticipates that the application of these standards, amendments and interpretations will not have a material impact on the financial position and financial performance of the Company.

These consolidated interim financial statements are presented in the Dollar currency of the United States of America.

These consolidated interim financial statements were authorized for issue by the Board of Directors on May 10, 2011..

The consolidated interim financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality, and within the framework of the significant accounting policies summarized below:

a) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation) (Annual Fees were not paid to maintain this Company); and Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.

b)      Equipment

As at the end of the current Interim period there are no current equipment assets.

c) Website Development Costs

As at the end of the current interim period there are no current website development costs.

d)      Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

e) Basic and Diluted Loss Per Share

Basic loss per share (“LPS”) is calculated by dividing loss applicable to common shareholders by the weighted average number of common shares outstanding for the year. Diluted LPS reflects the potential dilution that could occur if potentially dilutive securities are exercised or converted to common stock. The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method and the effect of convertible securities by the “if converted” method. Fully diluted amounts are not presented when the effect of the computations are anti-dilutive due to the losses incurred. Accordingly, there is no difference in the amounts presented for basic and diluted loss per share.

f) Revenue Recognition

The Company recognizes revenues when the following criteria are met: persuasive evidence of an agreement exists, shipment has occurred, the price to the buyer is fixed and determinable, and collection is reasonably assured.

g) Foreign Currency Translation

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

h) Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

i) Stock-based Compensation

CCL records a compensation cost attributable to all stock options granted at fair value at the grant date,. The Black-Scholes valuation model is used and the cost is expensed over their vesting period, with a corresponding increase to the equity account, Additional Paid-in Capital. Upon exercise of the share purchase options, the consideration paid by the option holder, together with the amount previously recognized in the Additional Paid-in Capital, is recorded as an increase to Share capital.

The Black Scholes option valuation model requires the input of highly subjective assumptions, including price volatility, if any. Changes in these assumptions can materially affect the fair value estimate.

j) Accounting Standards Issued, But not yet Effective

Effective for annual periods beginning on or after January 1, 2013 are the New Standard IFRS 9, “Financial Instruments”, New Standard IFRS 13,”Fair Value Measurement”.

IFRS 13 replaces the fair value measurement guidance currently dispersed across different IFRS standards with a single definition of fair value and extensive application guidance. IFRS 13 provides guidance on how to measure fair value and does not introduce new requirements for when fair value is required or permitted. It also establishes disclosure requirements to provide users of the financial statements with more information about fair value measurements.

The Company has not early adopted these revised standards and is currently assessing the impact that